DBX ETF Trust | 1
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
February 28, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.6%
Communication Services
— 16.1%
Diversified Telecommunication
Services — 6.3%
AT&T, Inc.
43,545 1,193,568
BT Group PLC
41,223 82,946
China Tower Corp. Ltd., Class
H, 144A
102,984 146,202
Verizon Communications, Inc.
26,925 1,160,468
(Cost $2,314,363)
2,583,184
Entertainment — 0.1%
Kingsoft Corp. Ltd.
(Cost $27,265)
6,353 32,800
Interactive Media & Services
— 9.4%
Alphabet, Inc., Class A
9,523 1,621,576
Kakao Corp. *
1,665 49,111
Meitu, Inc., 144A *
19,644 11,974
Meta Platforms, Inc., Class A
3,084 2,060,729
Snap, Inc., Class A *
7,447 76,332
(Cost $3,704,658)
3,819,722
Internet Software & Services
— 0.3%
NAVER Corp.
(Cost $134,902)
932 131,878
Consumer Discretionary
— 4.7%
Broadline Retail — 4.7%
Amazon.com, Inc. *
8,221 1,745,154
eBay, Inc.
2,893 187,293
(Cost $1,925,595)
1,932,447
Financials — 7.4%
Banks — 6.3%
Bank of America Corp.
41,023 1,891,160
Toronto-Dominion Bank
11,212 674,331
(Cost $2,457,294)
2,565,491
Financial Services — 1.1%
PayPal Holdings, Inc. *
(Cost $577,125)
6,413 455,644
Industrials — 0.1%
Ground Transportation — 0.1%
Lyft, Inc., Class A *
(Cost $32,125)
2,250 30,015
Information Technology
— 71.3%
Communications Equipment
— 6.1%
Arista Networks, Inc. *
6,863 638,602
Ciena Corp. *
722 57,450
Cisco Systems, Inc.
23,897 1,532,037
Number
of Shares Value $
Extreme Networks, Inc. *
716 11,062
F5, Inc. *
317 92,700
NetScout Systems, Inc. *
358 8,051
Nokia OYJ, ADR
35,804 171,859
(Cost $2,409,196)
2,511,761
Electronic Equipment,
Instruments & Components
— 0.5%
Itron, Inc. *
243 26,460
Keysight Technologies, Inc. *
957 152,670
(Cost $179,961)
179,130
IT Services — 6.4%
Cloudflare, Inc., Class A *
1,698 246,719
Fujitsu Ltd.
13,200 252,184
International Business Machines
Corp.
5,553 1,401,799
Kingsoft Cloud Holdings Ltd.,
ADR *
1,454 23,744
Kyndryl Holdings, Inc. *
1,325 50,456
NEC Corp.
1,660 159,341
Samsung SDS Co. Ltd.
175 14,750
Snowflake, Inc., Class A *
2,099 371,733
Twilio, Inc., Class A *
934 112,015
(Cost $2,304,065)
2,632,741
Semiconductors &
Semiconductor Equipment
— 10.8%
Advanced Micro Devices, Inc. *
9,830 981,624
Ambarella, Inc. *
241 14,805
Intel Corp.
25,970 616,268
Micron Technology, Inc.
6,775 634,343
NVIDIA Corp.
13,427 1,677,301
Realtek Semiconductor Corp.
3,110 52,130
SK Hynix, Inc.
3,375 438,803
Synaptics, Inc. *
238 15,741
(Cost $4,879,105)
4,431,015
Software — 37.0%
Adobe, Inc. *
2,650 1,162,184
Alarm.com Holdings, Inc. *
239 13,884
Asana, Inc., Class A *
944 18,172
Atlassian Corp., Class A *
1,576 447,994
C3.ai, Inc., Class A *
719 16,861
Commvault Systems, Inc. *
245 41,787
Crowdstrike Holdings, Inc., Class
A *
1,574 613,325
CyberArk Software Ltd. *
324 117,887
Dassault Systemes SE
4,573 180,630
Digimarc Corp. *
103 1,684
Dropbox, Inc., Class A *
1,810 47,024
Fortinet, Inc. *
4,083 441,005
Intuit, Inc.
1,695 1,040,459
Jamf Holding Corp. *
385 5,267

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
JFrog Ltd. *
606 22,271
Microsoft Corp.
4,266 1,693,559
MicroStrategy, Inc., Class A *
1,423 363,477
Nice Ltd., ADR *
392 54,559
Nutanix, Inc., Class A *
1,323 101,725
Open Text Corp.
1,450 37,605
Oracle Corp.
10,523 1,747,449
Palantir Technologies, Inc., Class
A *
13,245 1,124,765
Palo Alto Networks, Inc. *
3,963 754,674
Qualys, Inc. *
209 27,475
Radware Ltd. *
234 5,064
Rapid7, Inc. *
358 10,414
RingCentral, Inc., Class A *
451 12,831
Salesforce, Inc.
5,390 1,605,411
SAP SE
6,999 1,931,109
SenseTime Group, Inc., Class B,
144A *
204,282 43,081
SentinelOne, Inc., Class A *
1,764 36,391
ServiceNow, Inc. *
1,248 1,160,340
SoundHound AI, Inc., Class A *
2,212 23,934
Tenable Holdings, Inc. *
605 23,075
UiPath, Inc., Class A *
3,435 42,251
Zscaler, Inc. *
626 122,840
(Cost $15,135,139)
15,092,463
Technology Hardware, Storage
& Peripherals — 10.5%
Apple, Inc.
7,203 1,741,974
Dell Technologies, Inc., Class C
4,414 453,583
Getac Holdings Corp.
2,201 8,217
Hewlett Packard Enterprise Co.
7,855 155,608
HTC Corp. *
4,039 5,705
Lenovo Group Ltd.
55,607 82,804
NetApp, Inc.
1,161 115,879
Pure Storage, Inc., Class A *
1,703 89,356
Samsung Electronics Co. Ltd.
33,704 1,255,635
Sandisk Corp. *
699 32,748
Seagate Technology Holdings
PLC
1,146 116,789
Western Digital Corp. *
2,097 102,606
Wistron Corp.
17,797 60,747
(Cost $4,401,555)
4,221,651
TOTAL COMMON STOCKS
(Cost $40,482,348)
40,619,942
EXCHANGE-TRADED FUNDS
— 0.0%
Xtrackers MSCI USA Selection
Equity ETF (a)
(Cost $6,787)
125 6,709
Number
of Shares Value $
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
4.30% (b)
(Cost $131,455)
131,455 131,455
TOTAL INVESTMENTS — 99.9%
(Cost $40,620,590)
40,758,106
Other assets and liabilities,
net — 0.1%
41,625
NET ASSETS — 100.0%
40,799,731

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
(Continued)
February 28, 2025 (Unaudited)
Hidden Row
c
At February 28, 2025, open futures contracts purchased were as follows:
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
8/2/2024
(Commencement
of Operations)
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI USA Selection Equity ETF (a)
— 13,628 (6,810) (31) (78) 50 — 125 6,709
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 4.30% (b)
— 2,100,041 (1,968,586) — — 1,371 — 131,455 131,455
— 2,113,669 (1,975,396) (31) (78) 1,421 — 131,580 138,164
*
Non-income producing security.
(a)
Affiliated fund advised by DBX Advisors LLC.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ )
Micro E-mini NASDAQ 100 Index
USD 3 128,366 125,517 3/21/2025 (2,849)
Micro E-Mini S&P 500 Index
USD 1 29,941 29,816 3/21/2025 (125)
Total unrealized depreciation
(2,974)
USD U.S. Dollar

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
(Continued)
February 28, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
XAIX-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 40,619,942 $ — $ — $ 40,619,942
Exchange-Traded Funds
6,709 — — 6,709
Short-Term Investments (a)
131,455 — — 131,455
TOTAL
$ 40,758,106 $ — $ — $ 40,758,106
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (2,974) $ — $ — $ (2,974)
TOTAL
$ (2,974) $ — $ — $ (2,974)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.